	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2020

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------------------		------------------------------
COMMON STOCKS - 98.86%
	Communication Services - Media &
	Entertainment - 6.04%
71,000	Alphabet Inc. - Class C *	$124,383,480
650,000	Comcast Corporation - Class A	34,060,000
145,000	Facebook, Inc. - Class A *	39,608,200
		-----------------
		198,051,680
		-----------------
	Consumer Discretionary - Retailing - 9.31%
21,000	Amazon.com, Inc. *	68,395,530
270,000	Home Depot, Inc. (The)	71,717,400
144,976	O'Reilly Automotive, Inc. *	65,611,788
850,000	TJX Companies, Inc. (The)	58,046,500
145,000	Ulta Beauty, Inc. *	41,638,200
		-----------------
		305,409,418
		-----------------
	Consumer Discretionary - Services - 3.05%
180,000	McDonald's Corporation	38,624,400
575,000	Starbucks Corporation	61,513,500
		-----------------
		100,137,900
		-----------------
	Consumer Staples - Food & Staples
	Retailing - 1.21%
105,000	Costco Wholesale Corporation	39,561,900
		-----------------
	Consumer Staples - Food, Beverage &
	Tobacco - 4.84%
660,000	Coca-Cola Company (The)	36,194,400
180,000	Constellation Brands, Inc. - Class A	39,429,000
700,000	Mondelez International, Inc. - Class A	40,929,000
285,000	PepsiCo, Inc.	42,265,500
		-----------------
		158,817,900
		-----------------
	Energy - 1.02%
1,700,000	Enterprise Products Partners L.P.	33,303,000
		-----------------
	Financials - Banks - 2.79%
395,000	JPMorgan Chase & Co.	50,192,650
865,000	Truist Financial Corporation	41,459,450
		-----------------
		91,652,100
		-----------------
	Financials - Diversified - 4.57%
1,000,000	Charles Schwab Corporation (The)	53,040,000

385,000	Intercontinental Exchange, Inc.	44,386,650
160,000	S&P Global Inc.	52,596,800
		-----------------
		150,023,450
		-----------------
	Financials - Insurance - 3.99%
415,000	Aon plc	87,677,050
280,000	Chubb Limited	43,097,600
		-----------------
		130,774,650
		-----------------
	Health Care - Equipment & Services - 9.36%
605,000	Alcon, Inc. *	39,917,900
140,000	Becton, Dickinson and Company	35,030,800
1,050,000	Boston Scientific Corporation *	37,747,500
85,000	DexCom, Inc. *	31,426,200
300,100	Laboratory Corporation of America Holdings *	61,085,355
450,000	Medtronic Public Limited Company	52,713,000
140,000	UnitedHealth Group Incorporated	49,095,200
		-----------------
		307,015,955
		-----------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 8.93%
145,000	Amgen Inc.	33,338,400
535,000	Bristol-Myers Squibb Company	33,186,050
230,000	Eli Lilly and Company	38,833,200
400,000	Gilead Sciences, Inc.	23,304,000
280,000	Johnson & Johnson	44,066,400
455,887	Merck & Co., Inc.	37,291,557
178,188	Thermo Fisher Scientific Inc.	82,996,407
		-----------------
		293,016,014
		-----------------
	Industrials - Capital Goods - 6.40%
1,080,000	Fastenal Company	52,736,400
650,000	Fortive Corporation	46,033,000
265,000	Honeywell International Inc.	56,365,500
300,000	Otis Worldwide Corporation	20,265,000
80,000	Roper Technologies, Inc.	34,487,200
		-----------------
		209,887,100
		-----------------
	Industrials - Commercial & Professional
	Services - 4.49%
252,500	Cintas Corporation	89,248,650
456,000	Copart, Inc. *	58,026,000
		-----------------
		147,274,650
		-----------------
	Information Technology - Hardware &
	Equipment - 6.57%
1,165,660	Apple Inc.	154,671,425
1,165,000	Cisco Systems, Inc.	52,133,750
260,000	Vontier Corporation *	8,684,000
		-----------------

		215,489,175
		-----------------
	Information Technology - Semiconductors &
	Semiconductor Equipment - 4.47%
340,000	Skyworks Solutions, Inc.	51,979,200
265,000	Texas Instruments Incorporated	43,494,450
360,000	Xilinx, Inc.	51,037,200
		-----------------
		146,510,850
		-----------------
	Information Technology - Software &
	Services - 18.16%
100,000	Adobe Inc. *	50,012,000
450,000	Fiserv, Inc. *	51,237,000
210,000	Gartner, Inc. *	33,639,900
299,737	Global Payments Inc.	64,569,345
180,000	Mastercard Incorporated - Class A	64,249,200
647,500	Microsoft Corporation	144,016,950
117,500	salesforce.com, inc. *	26,147,275
58,000	ServiceNow, Inc. *	31,924,940
415,000	Visa Inc. - Class A	90,772,950
162,500	Workday, Inc. *	38,936,625
		-----------------
		595,506,185
		-----------------
	Materials - 1.75%
615,802	Ball Corporation	57,380,430
		-----------------
	Real Estate - 1.91%
1,000,000	CBRE Group, Inc. *	62,720,000
		-----------------
	TOTAL COMMON STOCKS
	(cost $1,614,396,628)	3,242,532,357
		-----------------
SHORT-TERM INVESTMENTS - 1.16%
	Money Market Fund - 1.16%
$38,009,031	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.03%
	(cost $38,009,031)	38,009,031
		-----------------

	TOTAL INVESTMENTS
	(cost $1,652,405,659) - 100.02%	3,280,541,388
		-----------------

	LIABILITIES, NET OF OTHER ASSETS- (0.02%)	(504,371)
		-----------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$3,280,037,017
		-----------------
		-----------------

* Non-income producing.

As of December 31, 2020, investment cost for federal tax purposes was $1,637,697,773 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,643,268,430
Unrealized depreciation	(424,815)
-----------------
Net unrealized appreciation	$1,642,843,615
-----------------
-----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	--------------------
Level 1 -
Common Stocks(1)	$3,242,532,357
Money Market Fund	38,009,031
Level 2 -
None	--
Level 3 -
None	--
-----------------
Total	$3,280,541,388
-----------------
-----------------

(1) See Schedule above for further detail by industry.